Condensed Consolidated Statements Of Changes In Stockholders' Equity (Deficit) - USD ($)		Total	Planet Labs Inc [Member]	Common Stock [Member] Planet Labs Inc [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Planet Labs Inc [Member]	Accumulated Other Comprehensive Income [Member] Planet Labs Inc [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Planet Labs Inc [Member]	Class A Shares [Member]	Class A Shares [Member] Common Stock [Member]	Class B Shares [Member]	Class B Shares [Member] Common Stock [Member]	Convertible Preferred Stock [Member] Planet Labs Inc [Member]
Balance at Jan. 31, 2019			$ 305,835,000	$ 1,000		$ 693,644,000	$ 1,276,000		$ (389,088,000)					$ 2,000
Balance (in shares) at Jan. 31, 2019				27,485,895										83,960,040
Issuance of Series D convertible preferred stock			10,000,000			10,000,000
Issuance of Series D convertible preferred stock (in shares)														695,630
Issuance of Series D convertible preferred stock in consideration for net assets acquired			14,772,000			14,772,000
Issuance of Series D convertible preferred stock in consideration for net assets acquired (in shares)														1,027,320
Issuance of Class A common stock warrants			4,235,000			4,235,000
Issuance of Class A common shares from the exercise of stock options			264,000			264,000
Issuance of Class A common shares from the exercise of stock options (in shares)				111,910
Stock-based compensation			6,028,000			6,028,000
Change in translation			217,000				217,000
Net loss			(123,714,000)						(123,714,000)
Balance at Jan. 31, 2020			217,637,000	$ 1,000		728,943,000	1,493,000		(512,802,000)					$ 2,000
Balance (in shares) at Jan. 31, 2020				27,597,805										85,682,990
Issuance of common stock warrants			1,624,000			1,624,000
Issuance of Class A common shares from the exercise of stock options			438,000			438,000
Issuance of Class A common shares from the exercise of stock options (in shares)				906,450
Stock-based compensation			11,481,000			11,481,000
Change in translation			37,000				37,000
Net loss			(89,605,000)						(89,605,000)
Balance at Oct. 31, 2020			141,612,000	$ 1,000		742,486,000	1,488,000		(602,407,000)					$ 2,000
Balance (in shares) at Oct. 31, 2020				28,504,255										85,682,990
Balance at Jan. 31, 2020			217,637,000	$ 1,000		728,943,000	1,493,000		(512,802,000)					$ 2,000
Balance (in shares) at Jan. 31, 2020				27,597,805										85,682,990
Issuance of Class A common stock warrants			1,624,000			1,624,000
Issuance of Class A common shares from the exercise of stock options			539,000			539,000
Issuance of Class A common shares from the exercise of stock options (in shares)				1,090,700
Stock-based compensation			14,538,000			14,538,000
Change in translation			276,000				276,000
Net loss			(127,103,000)						(127,103,000)
Balance at Jan. 31, 2021			107,511,000	$ 1,000		745,644,000	1,769,000		(639,905,000)					$ 2,000
Balance (in shares) at Jan. 31, 2021				28,688,505										85,682,990
Balance at Dec. 14, 2020		$ 0			$ 0			$ 0			$ 0		$ 0
Balance (in shares) at Dec. 14, 2020											0		0
Issuance of Class B common stock to Sponsor	[1],[2]	25,000			24,137								$ 863
Issuance of Class B common stock to Sponsor (in shares)	[1],[2]												8,625,000
Net loss		(1,400)						(1,400)
Balance at Dec. 31, 2020		23,600			24,137			(1,400)			$ 0		$ 863
Balance (in shares) at Dec. 31, 2020											0		8,625,000
Accretion of Class A common stock subject to possible redemption amount		(31,145,369)			(24,137)			(31,121,232)
Net loss		(14,549,315)			0			(14,549,315)		$ (14,549,315)	$ 0	$ (14,549,315)	$ 0
Balance at Mar. 31, 2021		(45,671,084)			0			(45,671,947)			$ 0		$ 863
Balance (in shares) at Mar. 31, 2021											0		8,625,000
Balance at Dec. 31, 2020		23,600			24,137			(1,400)			$ 0		$ 863
Balance (in shares) at Dec. 31, 2020											0		8,625,000
Net loss										(14,785,688)		(14,785,688)
Balance at Jun. 30, 2021		(45,907,457)			0			(45,908,320)			$ 0		$ 863
Balance (in shares) at Jun. 30, 2021											0		8,625,000
Balance at Dec. 31, 2020		23,600			24,137			(1,400)			$ 0		$ 863
Balance (in shares) at Dec. 31, 2020											0		8,625,000
Accretion of Class A common stock subject to possible redemption amount										(31,145,369)
Net loss		(21,421,515)
Balance at Sep. 30, 2021		(52,543,284)			0			(52,544,147)			$ 0		$ 863
Balance (in shares) at Sep. 30, 2021											0		8,625,000
Balance at Jan. 31, 2021			107,511,000	$ 1,000		745,644,000	1,769,000		(639,905,000)					$ 2,000
Balance (in shares) at Jan. 31, 2021				28,688,505										85,682,990
Issuance of Class A common shares from the exercise of stock options			6,866,000			6,866,000
Issuance of Class A common shares from the exercise of stock options (in shares)				2,749,340
Vesting of restricted stock awards			896,000			896,000
Issuance of recourse note to employee			(389,000)			(389,000)
Stock-based compensation			13,133,000			13,133,000
Change in translation			335,000				335,000
Net loss			(91,159,000)						(91,159,000)
Balance at Oct. 31, 2021			$ 37,193,000	$ 1,000		$ 766,150,000	$ 2,104,000		$ (731,064,000)					$ 2,000
Balance (in shares) at Oct. 31, 2021				31,437,845										85,682,990
Balance at Mar. 31, 2021		(45,671,084)			0			(45,671,947)			$ 0		$ 863
Balance (in shares) at Mar. 31, 2021											0		8,625,000
Net loss		(236,373)			0			(236,373)		$ (236,373)	$ 0	$ (236,373)	$ 0
Balance at Jun. 30, 2021		(45,907,457)			0			(45,908,320)			$ 0		$ 863
Balance (in shares) at Jun. 30, 2021											0		8,625,000
Net loss		(6,635,827)			0			(6,635,827)			$ 0		$ 0
Balance at Sep. 30, 2021		$ (52,543,284)			$ 0			$ (52,544,147)			$ 0		$ 863
Balance (in shares) at Sep. 30, 2021											0		8,625,000

[1]	On March 4, 2021, the Company effected a 1:1.2 stock split of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the stock split (see Note 4).
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 4).